Initial Public Offering (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Initial Public Offering [Abstract]
Schedule of Ordinary Shares Reflected on the Balance Sheet

As of June 30, 2024 and December 31, 2023, the Class A ordinary shares reflected on the consolidated balance sheet are reconciled in the following table.

	As of June 30, 2024	As of December 31, 2023
Gross proceeds	$78,750,000	$78,750,000
Less:
Proceeds allocated to public warrants and public rights	(6,898,500)	(6,898,500)
Offering costs of public shares	(4,647,702)	(4,647,702)
Redemption of shares	(56,537,577)	(55,265,334)
Plus:
Accretion of carrying value to redemption value	16,710,560	15,969,750
Monthly extension fees	1,000,000	600,000
Ordinary shares subject to possible redemption	$28,376,781	$28,508,214

As of December 31, 2023 and 2022, the Class A ordinary shares reflected on the balance sheet are reconciled in the following table.

	As of December 31, 2023	As of December 31, 2022
Gross proceeds	$78,750,000	$78,750,000
Less:
Proceeds allocated to public warrants and public rights	(6,898,500)	(6,898,500)
Offering costs of public shares	(4,647,702)	(4,647,702)
Redemption of shares	(55,265,334)	—
Plus:
Accretion of carrying value to redemption value	15,969,750	13,835,304
Monthly extension fees	600,000	—
Ordinary shares subject to possible redemption	$28,508,214	$81,039,102